Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-36020
Entity Registrant Name	Traws Pharma, Inc.
Entity Central Index Key	0001130598
Entity Tax Identification Number	22-3627252
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 Penns Trail
Entity Address, City or Town	Newtown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	267
Local Phone Number	759-3680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	TRAW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false